OTHER COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Foreign currency translation
Net unrealized foreign currency translation (losses) gains in respect of foreign operations	$ 149	$ (161)	$ (1,024)	$ 0
Reclassification of realized foreign currency translation gains to net income on dispositions of foreign operations	0	0	0	26
Gains (losses) on hedges of net investments in foreign operations, net of income taxes for the three and six months ended Jun. 30, 2020 of nil and nil (2019 – $(1) million and nil)	(48)	86	771	49
Reclassification gains from hedges of net investment in foreign operation to net income on disposition of foreign operations	0	0	0	2
Foreign currency translation	101	(75)	(253)	77
Cash flow hedges
Gains (losses) on derivatives designated as cash flow hedges, net of income taxes for the three and six months ended Jun. 30, 2020 of $(5) million and $(6) million (2019 – $(2) million and $(5) million)	77	(8)	(77)	(40)
Cash flow hedges	77	(8)	(77)	(40)
Equity accounted investments
Share of unrealized foreign currency translation gains (losses) in respect of foreign operations	1	0	1	(1)
Reclassification gains from hedges of net investment in foreign operation to net income on disposition of foreign operations	0	0	0	1
(Losses) on derivatives designated as cash flow hedges	(10)	(49)	(79)	(51)
Equity accounted investments	(9)	(49)	(78)	(51)
Items that will not be reclassified to net income:
Unrealized (losses) on securities - FVTOCI, net of income taxes for the three and six months ended Jun. 30, 2020 of $8 million and $30 million (2019 – $(1) million and nil)	3	0	25	1
Share of revaluation surplus on equity accounted investments	(196)	0	(217)	0
Net remeasurement (losses) on defined benefit obligations	(1)	(1)	(1)	(1)
Revaluation surplus	(159)	0	(255)	0
Items that will not be reclassified to net income:	(353)	(1)	(448)	0
Other comprehensive (loss)	(184)	(133)	(856)	(14)
Income tax relating to hedges of net investments in foreign operations included in other comprehensive income	0	(1)	0	0
Income tax relating to cash flow hedges included in other comprehensive income	(5)	(2)	(6)	(5)
Income tag relating to share of unrealized gains (losses) on available for sale securities	8	(1)	30	0
Income tax relating to changes in revaluation surplus included in other comprehensive income	$ 1	$ 0	$ (38)	$ 0